As filed with the Securities and Exchange Commission on November 15, 2010
1933 Act Registration No. 333-155333
1940 Act Registration No. 811-08559
CIK No. 0001051629
_____________________________________________________________________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 11

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 96

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Exact Name of Registrant)

Lincoln AssetEdgeSM VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)

Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / on August 16, 2010 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/x / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
 December 14, 2010.

This Post-effective Amendment No. 11 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 10 to Registration Statement No. 333-155333 filed pursuant to Rule 485(a) under the Securities Act of 1933 on September 20, 2010. The contents of Post-effective Amendment No. 10 are being incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment Number 11 to the Registration Statement (File No.: 333-155333; 811-08559; CIK: 0001051629) on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 15th day of November, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Registrant)

/s/ Joshua R. Durand
By: ______________________________________
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Joshua R. Durand
By:  ____________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 11 to the Registration Statement on Form N-6 (File No.: 333-155333; 811-08559; CIK: 0001051629) has been signed below on November 15, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                                                                           Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *
______________________________                                                                           Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________                                                                           Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *
______________________________                                                                           Director
Robert W. Dineen

/s/ George W. Henderson, III *
______________________________                                                                           Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                                                                           Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                             Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement